Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 14, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 14, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

LEGG MASON PARTNERS EQUITY TRUST

Supplement Dated November 14, 2011

to the Prospectus

Dated February 28, 2011 of

Legg Mason ClearBridge Diversified Large Cap Growth Fund

The following information supersedes certain information in the fund's Prospectus.

Upon the recommendation of Legg Mason Partners Fund Advisor, LLC, the fund's manager, and ClearBridge Advisors, LLC ("ClearBridge" or "the subadviser"), one of the fund's subadvisers, the Board of Trustees (the "Board") of Legg Mason Partners Equity Trust has approved changes to the fund's investment objectives, investment policies and investment strategies, including its policy of investing at least 80% of its assets in the equity securities of large capitalization issuers. The fund's name, performance benchmark and portfolio managers will also change. All of the changes discussed in this supplement will become effective as of January 17, 2012. The fund intends to comply with its new investment policies and strategies as soon as reasonably practicable after that date.

Name change

The fund's name will change to "Legg Mason ClearBridge Tactical Dividend Income Fund."

New investment objectives

The fund's primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Fees and expenses of the fund

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (fees paid directly from your investment)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None		None		None		None		None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00		None		None		None		None
Small account fee[1]	$15	None		None		None		None		None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Management fees	0.75	0.75		0.75		0.75		0.75		0.75
Distribution and service (12b-1) fees	0.25	1.00		0.25		0.50		1.00		None
Other expenses	0.36[2]	0.60	[2]	0.82	[3]	0.82	[3]	0.82	[3]	0.57
Acquired fund fees and expenses[4]	0.05	0.05		0.05		0.05		0.05		0.05
Total annual fund operating expenses	1.41	2.40		1.87		2.12		2.62		1.37
Fees waived and/or expenses reimbursed[5]	(0.11)[5]	(0.35)[5]		(0.57)[5]		(0.57)[5]		(0.57)[5]		(0.32)[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[5]	1.30	2.05		1.30		1.55		2.05		1.05

[1]

If your shares are held in a direct account and the value of your account is below  $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of  $3.75 per account that is determined and assessed quarterly (with an annual maximum of  $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	The expense information in the table has been restated to reflect current fees.

[3]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[4]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	700	987	1,296	2,169
Class C (with redemption at end of period)	308	717	1,253	2,719
Class C (without redemption at end of period)	208	717	1,253	2,719
Class FI (with or without redemption at end of period)	132	532	957	2,143
Class R (with or without redemption at end of period)	158	609	1,086	2,405
Class R1 (with or without redemption at end of period)	208	760	1,339	2,911
Class I (with or without redemption at end of period)	107	402	719	1,618

New investment policies and strategies

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund may invest in equity and equity-related securities of issuers with any market capitalization.

The fund invests in a diversified portfolio of equity and equity-related securities, including common stocks, preferred stocks, convertible preferred stocks and other securities convertible into equity securities, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), closed-end investment companies, including business development companies ("BDCs"), and royalty trusts. The fund may invest up to 50% of its net assets in foreign securities, including securities of issuers in emerging market countries.

The fund may also seek to generate current income from short-term gains earned through an option strategy which may consist of writing (selling) call options on equity securities in its portfolio ("covered calls") and on broader equity market indexes, or writing (selling) put options on such securities or indexes. The fund's investments in options on equity securities and equity market indexes are included in the 80% policy described above.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Income-producing securities risk. The fund's emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the fund may not qualify as income for fund investors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. The fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

REITs risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more sensitive to developments affecting those industries or sectors.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Performance

The fund compares its performance to the Dow Jones U.S. Select Dividend Index, which measures the performance of the country's top stocks by dividend yield, selected annually and subject to screening and buffering criteria.

Legg Mason ClearBridge Diversified Large Cap Growth Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee	[2]	15		none	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason ClearBridge Diversified Large Cap Growth Fund		Class A		Class C		Class FI		Class R		Class R1		Class I
Management fees		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and service (12b-1) fees		0.25%		1.00%		0.25%		0.50%		1.00%		none
Other expenses		0.36%	[1]	0.60%	[1]	0.82%	[2]	0.82%	[2]	0.82%	[2]	0.57%
Acquired fund fees and expenses	[3]	0.05%		0.05%		0.05%		0.05%		0.05%		0.05%
Total annual fund operating expenses		1.41%		2.40%		1.87%		2.12%		2.62%		1.37%
Fees waived and/or expenses reimbursed	[4]	(0.11%)		(0.35%)		(0.57%)		(0.57%)		(0.57%)		(0.32%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[4]	1.30%		2.05%		1.30%		1.55%		2.05%		1.05%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Number of years you own your shares ( $)
Expense Example - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	987	1,296	2,169
Class C	308	717	1,253	2,719
Class FI	132	532	957	2,143
Class R	158	609	1,086	2,405
Class R1	208	760	1,339	2,911
Class I	107	402	719	1,618

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason ClearBridge Diversified Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	987	1,296	2,169
Class C	208	717	1,253	2,719
Class FI	132	532	957	2,143
Class R	158	609	1,086	2,405
Class R1	208	760	1,339	2,911
Class I	107	402	719	1,618

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

Supplement Dated November 14, 2011

to the Prospectus

Dated February 28, 2011 of

Legg Mason ClearBridge Diversified Large Cap Growth Fund

The following information supersedes certain information in the fund's Prospectus.

Upon the recommendation of Legg Mason Partners Fund Advisor, LLC, the fund's manager, and ClearBridge Advisors, LLC ("ClearBridge" or "the subadviser"), one of the fund's subadvisers, the Board of Trustees (the "Board") of Legg Mason Partners Equity Trust has approved changes to the fund's investment objectives, investment policies and investment strategies, including its policy of investing at least 80% of its assets in the equity securities of large capitalization issuers. The fund's name, performance benchmark and portfolio managers will also change. All of the changes discussed in this supplement will become effective as of January 17, 2012. The fund intends to comply with its new investment policies and strategies as soon as reasonably practicable after that date.

Name change

The fund's name will change to "Legg Mason ClearBridge Tactical Dividend Income Fund."

New investment objectives

The fund's primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Fees and expenses of the fund

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (fees paid directly from your investment)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None		None		None		None		None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00		None		None		None		None
Small account fee[1]	$15	None		None		None		None		None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Management fees	0.75	0.75		0.75		0.75		0.75		0.75
Distribution and service (12b-1) fees	0.25	1.00		0.25		0.50		1.00		None
Other expenses	0.36[2]	0.60	[2]	0.82	[3]	0.82	[3]	0.82	[3]	0.57
Acquired fund fees and expenses[4]	0.05	0.05		0.05		0.05		0.05		0.05
Total annual fund operating expenses	1.41	2.40		1.87		2.12		2.62		1.37
Fees waived and/or expenses reimbursed[5]	(0.11)[5]	(0.35)[5]		(0.57)[5]		(0.57)[5]		(0.57)[5]		(0.32)[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[5]	1.30	2.05		1.30		1.55		2.05		1.05

[1]

If your shares are held in a direct account and the value of your account is below  $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of  $3.75 per account that is determined and assessed quarterly (with an annual maximum of  $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	The expense information in the table has been restated to reflect current fees.

[3]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[4]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	700	987	1,296	2,169
Class C (with redemption at end of period)	308	717	1,253	2,719
Class C (without redemption at end of period)	208	717	1,253	2,719
Class FI (with or without redemption at end of period)	132	532	957	2,143
Class R (with or without redemption at end of period)	158	609	1,086	2,405
Class R1 (with or without redemption at end of period)	208	760	1,339	2,911
Class I (with or without redemption at end of period)	107	402	719	1,618

New investment policies and strategies

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund may invest in equity and equity-related securities of issuers with any market capitalization.

The fund invests in a diversified portfolio of equity and equity-related securities, including common stocks, preferred stocks, convertible preferred stocks and other securities convertible into equity securities, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), closed-end investment companies, including business development companies ("BDCs"), and royalty trusts. The fund may invest up to 50% of its net assets in foreign securities, including securities of issuers in emerging market countries.

The fund may also seek to generate current income from short-term gains earned through an option strategy which may consist of writing (selling) call options on equity securities in its portfolio ("covered calls") and on broader equity market indexes, or writing (selling) put options on such securities or indexes. The fund's investments in options on equity securities and equity market indexes are included in the 80% policy described above.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Income-producing securities risk. The fund's emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the fund may not qualify as income for fund investors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. The fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

REITs risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more sensitive to developments affecting those industries or sectors.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Performance

The fund compares its performance to the Dow Jones U.S. Select Dividend Index, which measures the performance of the country's top stocks by dividend yield, selected annually and subject to screening and buffering criteria.

Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%	[5]
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	987
5 years	rr_ExpenseExampleYear05	1,296
10 years	rr_ExpenseExampleYear10	2,169
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	987
5 years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 years	rr_ExpenseExampleNoRedemptionYear10	2,169
Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.05%	[5]
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	717
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	2,719
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	717
5 years	rr_ExpenseExampleNoRedemptionYear05	1,253
10 years	rr_ExpenseExampleNoRedemptionYear10	2,719
Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.82%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%	[5]
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	532
5 years	rr_ExpenseExampleYear05	957
10 years	rr_ExpenseExampleYear10	2,143
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	532
5 years	rr_ExpenseExampleNoRedemptionYear05	957
10 years	rr_ExpenseExampleNoRedemptionYear10	2,143
Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.82%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.55%	[5]
1 year	rr_ExpenseExampleYear01	158
3 years	rr_ExpenseExampleYear03	609
5 years	rr_ExpenseExampleYear05	1,086
10 years	rr_ExpenseExampleYear10	2,405
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,086
10 years	rr_ExpenseExampleNoRedemptionYear10	2,405
Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.82%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.05%	[5]
1 year	rr_ExpenseExampleYear01	208
3 years	rr_ExpenseExampleYear03	760
5 years	rr_ExpenseExampleYear05	1,339
10 years	rr_ExpenseExampleYear10	2,911
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	760
5 years	rr_ExpenseExampleNoRedemptionYear05	1,339
10 years	rr_ExpenseExampleNoRedemptionYear10	2,911
Legg Mason ClearBridge Diversified Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.05%	[5]
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	402
5 years	rr_ExpenseExampleYear05	719
10 years	rr_ExpenseExampleYear10	1,618
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	402
5 years	rr_ExpenseExampleNoRedemptionYear05	719
10 years	rr_ExpenseExampleNoRedemptionYear10	1,618
Legg Mason ClearBridge Diversified Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

Supplement Dated November 14, 2011

to the Prospectus

Dated February 28, 2011 of

Legg Mason ClearBridge Diversified Large Cap Growth Fund

The following information supersedes certain information in the fund's Prospectus.

Upon the recommendation of Legg Mason Partners Fund Advisor, LLC, the fund's manager, and ClearBridge Advisors, LLC ("ClearBridge" or "the subadviser"), one of the fund's subadvisers, the Board of Trustees (the "Board") of Legg Mason Partners Equity Trust has approved changes to the fund's investment objectives, investment policies and investment strategies, including its policy of investing at least 80% of its assets in the equity securities of large capitalization issuers. The fund's name, performance benchmark and portfolio managers will also change. All of the changes discussed in this supplement will become effective as of January 17, 2012. The fund intends to comply with its new investment policies and strategies as soon as reasonably practicable after that date.

Name change

The fund's name will change to "Legg Mason ClearBridge Tactical Dividend Income Fund."

New investment objectives

The fund's primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Fees and expenses of the fund

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (fees paid directly from your investment)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None		None		None		None		None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00		None		None		None		None
Small account fee[1]	$15	None		None		None		None		None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C		Class FI		Class R		Class R1		Class I
Management fees	0.75	0.75		0.75		0.75		0.75		0.75
Distribution and service (12b-1) fees	0.25	1.00		0.25		0.50		1.00		None
Other expenses	0.36[2]	0.60	[2]	0.82	[3]	0.82	[3]	0.82	[3]	0.57
Acquired fund fees and expenses[4]	0.05	0.05		0.05		0.05		0.05		0.05
Total annual fund operating expenses	1.41	2.40		1.87		2.12		2.62		1.37
Fees waived and/or expenses reimbursed[5]	(0.11)[5]	(0.35)[5]		(0.57)[5]		(0.57)[5]		(0.57)[5]		(0.32)[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[5]	1.30	2.05		1.30		1.55		2.05		1.05

[1]

If your shares are held in a direct account and the value of your account is below  $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of  $3.75 per account that is determined and assessed quarterly (with an annual maximum of  $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	The expense information in the table has been restated to reflect current fees.

[3]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[4]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	700	987	1,296	2,169
Class C (with redemption at end of period)	308	717	1,253	2,719
Class C (without redemption at end of period)	208	717	1,253	2,719
Class FI (with or without redemption at end of period)	132	532	957	2,143
Class R (with or without redemption at end of period)	158	609	1,086	2,405
Class R1 (with or without redemption at end of period)	208	760	1,339	2,911
Class I (with or without redemption at end of period)	107	402	719	1,618

New investment policies and strategies

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund may invest in equity and equity-related securities of issuers with any market capitalization.

The fund invests in a diversified portfolio of equity and equity-related securities, including common stocks, preferred stocks, convertible preferred stocks and other securities convertible into equity securities, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), closed-end investment companies, including business development companies ("BDCs"), and royalty trusts. The fund may invest up to 50% of its net assets in foreign securities, including securities of issuers in emerging market countries.

The fund may also seek to generate current income from short-term gains earned through an option strategy which may consist of writing (selling) call options on equity securities in its portfolio ("covered calls") and on broader equity market indexes, or writing (selling) put options on such securities or indexes. The fund's investments in options on equity securities and equity market indexes are included in the 80% policy described above.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Income-producing securities risk. The fund's emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the fund may not qualify as income for fund investors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. The fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

REITs risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more sensitive to developments affecting those industries or sectors.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Performance

The fund compares its performance to the Dow Jones U.S. Select Dividend Index, which measures the performance of the country's top stocks by dividend yield, selected annually and subject to screening and buffering criteria.

Objective [Heading]	rr_ObjectiveHeading	New investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's primary investment objective is to generate high current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	New investment policies and strategies Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund may invest in equity and equity-related securities of issuers with any market capitalization.

The fund invests in a diversified portfolio of equity and equity-related securities, including common stocks, preferred stocks, convertible preferred stocks and other securities convertible into equity securities, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), closed-end investment companies, including business development companies ("BDCs"), and royalty trusts. The fund may invest up to 50% of its net assets in foreign securities, including securities of issuers in emerging market countries.

The fund may also seek to generate current income from short-term gains earned through an option strategy which may consist of writing (selling) call options on equity securities in its portfolio ("covered calls") and on broader equity market indexes, or writing (selling) put options on such securities or indexes. The fund's investments in options on equity securities and equity market indexes are included in the 80% policy described above.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Income-producing securities risk. The fund's emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the fund may not qualify as income for fund investors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. The fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

REITs risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more sensitive to developments affecting those industries or sectors.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund compares its performance to the Dow Jones U.S. Select Dividend Index, which measures the performance of the country's top stocks by dividend yield, selected annually and subject to screening and buffering criteria.

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[6]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011